CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 270,074	$ 595,732
Accounts receivable	8,812	59,352
Inventory	33,494	2,371
Prepaid expenses and other current assets	0	1,581
Total current assets	312,380	659,036
Property and equipment, net	115,917	174,964
Operating lease, right-of-use assets	24,061	117,169
Total assets	452,358	951,169
Current liabilities:
Accounts payable and accrued expenses	252,956	123,768
Accounts payable, related party	186,424	107,084
Other payable	895,000	895,000
Operating lease, right-of-use obligation, current portion	11,781	71,256
Contract liability	6,486	25,905
Notes payable, current portion	33,502	33,502
Promissory notes, shareholders, current portion	110,000	0
Short-term debt, net of unamortized discount	625,000	586,952
Total current liabilities	2,121,149	1,843,467
Long-term liabilities:
Operating lease, right-of-use obligation, long term portion	12,375	27,274
Notes payable, net of current portion	49,656	82,383
Promissory notes, shareholders, net of current	150,000	0
Total long term liabilities	212,031	109,657
Total liabilities	2,333,180	1,953,124
Commitments and contingencies (See Note M)
Common stock, $0.001 par value, 495,000,000 shares authorized, 6,954,366 shares and 30,224,653 shares issued, 6,954,366 and 6,090,205 shares outstanding	6,954	30,225
Additional paid-in capital	24,278,353	26,352,142
Accumulated (deficit)	(25,716,546)	(22,071,742)
Repurchased shares	(80,000)	(80,000)
Deposit for future common stock subscriptions	0	121,055
Subscription’s receivable	(140,970)	0
Subscriptions payable	25,400	0
Treasury stock:
Total stockholders' (deficit)	(1,880,822)	(1,001,955)
Total liabilities and stockholders' (deficit)	452,358	951,169
Series A Preferred Stock [Member]
Long-term liabilities:
Preferred Stock, Value	2,380	2,420
Treasury stock:
Treasury Stock, Preferred, Value	(179,368)	(179,368)
Series B Preferred Stock [Member]
Long-term liabilities:
Preferred Stock, Value	2,856	3,412
Treasury stock:
Treasury Stock, Preferred, Value	(79,882)	(79,882)
Series C Preferred Stock [Member]
Long-term liabilities:
Preferred Stock, Value	1	1
Common Stock Treasury [Member]
Treasury stock:
Treasury Stock, Preferred, Value	$ 0	$ (5,100,218)